Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

Note 15. Leases

The Group has leases of office and warehouse buildings, land, vehicles, machinery and computer hardware. Rental contracts are for fixed terms varying between one and seven years.

Information about leases for which the Group is a lessee is presented below.

Right-of-use assets

Reconciliation of asset balances:

	Land and Buildings [1]	Equipment and Machinery	Vehicles	Computers	Total
Balance as of January 1, 2023	36,078	4,997	54	1,263	42,392
Addition to right-of-use asset	3,453	538	216	926	5,133
Depreciation	(4,076)	(1,327)	(71)	(696)	(6,170)
Derecognition of contracts	(380)	-	-	(88)	(468)
Impairment loss	(374)	-	-	-	(374)
Reclassifications and others	2,132	(2,542)	-	-	(410)
Effect of foreign currency exchange differences	5,610	796	5	145	6,556
Balance as of December 31, 2023	42,443	2,462	204	1,550	46,659
Addition to right-of-use asset	6,409	1,104	117	1,088	8,718
Depreciation	(4,289)	(1,170)	(139)	(768)	(6,366)
Derecognition of contracts	(46)	-	-	-	(46)
Reclassifications and others	(3,658)	(93)	-	-	(3,751)
Effect of foreign currency exchange differences	(4,191)	(450)	(44)	(181)	(4,866)
Balance as of December 31, 2024	36,668	1,853	138	1,689	40,348

[1]	Includes net right-of-use assets of $1,670 (December 31, 2023: $1,161) with related party WM Partners, LP.

As of December 31, 2024 depreciation expense was recognized as follows: $275 was recognized within administrative costs (December 31, 2023: 1,028) for manufacturing costs, and $6,076 (2022: $5,107) within Administrative expenses.

Impairment loss recognized as of December 31, 2023 in Other expenses, net, relates to the Procaps S.A. de C.V. and Biokemical S.A. de C.V. cash-generating units.

Lease Liabilities

The Group’s lease liabilities are guaranteed by the lessor’s title to the leased assets. As of December 31, 2024 and 2023 the Group maintains the following opened balances:

	2024	2023
Non-current	$23,790	$29,811
Current	6,528	5,436
Total	$30,318	$35,247

The remaining contractual maturity and repayment periods of the Group’s leases liabilities are exhibited in Note 30. Financial Instruments.

Carrying amounts of lease liabilities are included in Borrowings’ balance, refer to Note 20. Borrowings.

Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income

	For the year ended December 31
	2024	2023
Interest on lease liabilities	$1,213	$868
Expense relating to leases of low-value assets	436	450
Expense relating to short-term leases	317	559

Amounts recognized in Consolidated Statements of Cash Flows

The total cash outflow for leases amounts to December 31, 2024 $5,362 and (December 31, 2023: $5,992). The principal amount of the lease liabilities and estimated interest payments contractual maturity and repayment periods are included in Note 30. Financial instruments.